General	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL

NOTE 1: – GENERAL

A.	General description of the company and the merger transaction:

NewcelX Ltd. (formerly known as NLS Pharmaceutics Ltd.) (the “Company”) was established on June 10, 2015, as a Swiss limited company. The Company’s registered office and principal executive offices are located at Hohstrasse 1, 8302 Kloten, Switzerland. The Company’s common shares are registered for trading on the Nasdaq Capital Market.

On October 30, 2025 (the “Closing Date”), the Company consummated a merger transaction pursuant to a Merger Agreement by and among the Company, its subsidiary (“Merger Sub”), and Kadimastem Ltd. (“Kadimastem”). Under the terms of the agreement, Kadimastem merged with and into Merger Sub, with Merger Sub as the surviving company. At the effective time of the merger, each issued and outstanding ordinary share of Kadimastem was exchanged for the right to receive common shares of the Company. In connection with the closing, the Company changed its name from “NLS Pharmaceutics Ltd.” To “NewcelX Ltd.”

Pursuant to the Merger Agreement, the holders of Kadimastem ordinary shares outstanding immediately prior to the Merger received 0.706 NewCelX common shares in exchange for each Kadimastem ordinary share in the Merger. The exchange ratio also reflects the 1-for-10 reverse share split effected by NewCelX in connection with the Merger.

Kadimastem was incorporated in Israel on October 6, 2008, and began its business activities on August 27, 2009. Prior to the merger, Kadimastem’s shares were traded on the Tel Aviv Stock Exchange (“TASE”). On the Closing Date, Kadimastem voluntarily delisted its shares from the TASE.

The Company is an emerging growth company and a foreign private issuer, as defined under the Securities Act and the Exchange Act. Following the merger, the Company is a clinical-stage innovative biopharmaceutical company focused on developing transformative therapies. Built on a validated human pluripotent stem cell (hPSC) platform, the Company’s lead program, NCEL-101, is designed to restore functional insulin production through scalable, off-the-shelf cell replacement. NewcelX is advancing a comprehensive therapeutic approach for Type 1 Diabetes integrating cell therapy, immune protection, and translational science. including phase IIa clinical trial for the treatment of Amyotrophic Lateral Sclerosis (ALS) in the field of regenerative medicine, as well as the development of treatments for Central Nervous System (CNS) disorders, including Narcolepsy, utilizing its Doxa platform.

B.	Basis of presentation (Reverse Acquisition)

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying consolidated financial statements include the accounts of NewcelX Ltd. (formerly known as NLS Pharmaceutics Ltd.) (the “Company”) and its wholly-owned subsidiaries, including Kadimastem Ltd. (“Kadimastem”) from the date of the merger. All intercompany accounts and transactions have been eliminated in consolidation.

Although NewcelX Ltd. is the legal acquirer and the reporting entity, for financial reporting purposes, the merger has been accounted for as a Reverse Acquisition. Under this method, Kadimastem was identified as the accounting acquirer.

Consequently, these consolidated financial statements represent a continuation of the financial statements of Kadimastem. The historical financial information presented for periods prior to the merger is that of Kadimastem, and the results of operations of NewcelX Ltd. (the legal acquirer) are included only from the Closing Date onwards. The equity structure (the number and type of shares) has been retroactively restated to reflect the legal capital of the Company (NewcelX).

C.	Contingent Value Rights (CVR)

In connection with the consummation of the Merger, the Company entered into a Contingent Value Rights Agreement (the “CVR Agreement”) with Vstock Transfer, LLC. As part of the merger terms, the Company’s legacy asset, Mazindol, was designated as the sole “Legacy Asset” under the CVR Agreement.

Pursuant to the CVR Agreement, in the event of a sale or disposition of Mazindol, the legacy shareholders of NLS (prior to the Merger) will be entitled to receive the net proceeds from such disposition, after deducting applicable transaction expenses and adjustments as defined in the agreement.

The right to the CVRs is a contractual right only and is generally non-transferable, except in the limited circumstances specified in the CVR Agreement.

D.	Going Concern

During the year ended on December 31, 2025, the Company had a net loss of $8,300 thousand (the net loss net of non-cash financing expenses relating to fully converted convertible note was approximately $2,292 thousand) and a negative cash flow from operating activities of $2,766 thousand. As of December 31, 2025, the Company had an accumulated deficit of approximately $84,891 thousand. To date, the Company has dedicated most of its financial resources to research and development, including clinical studies in the fields of regenerative medicine, as well as general and administrative expenses. The Company has not yet generated revenues from its core activities and has incurred substantial operating losses.

As of December 31, 2025, the Company’s total equity was positive at $7,250 thousand, which included cash and cash equivalents of $2,201 thousand. To this date, the Company had an existing equity line of credit agreement (ELOC) in the amount of $25,000 thousand. In addition, following the balance sheet date, in April 2026, the Company entered into securities purchase agreements for a private placement of $1,350 thousand. Notwithstanding the above, due to the uncertainty regarding the extent and timing of utilization of the equity line of credit, management believes that the Company’s current resources and financing access may not be sufficient to fund operations for at least twelve months from the issuance date of these consolidated financial statements.

The Company expects to continue to generate operating losses and negative operating cash flows for the foreseeable future and will require additional funding to support its clinical development programs and reach profitability. The Company is actively exploring various strategic and financial options, including equity or debt financing, strategic partnerships, and the potential out-licensing or divestment of assets.

The Company’s future viability is dependent on its ability to raise additional capital to support ongoing operations and meet its obligations. There can be no assurance that such capital will be available on a timely basis, in sufficient amounts, or on terms acceptable to the Company. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of at least twelve months from the date of issuance of these consolidated financial statements.

Accordingly, the accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty. Such adjustments could be material.